Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2020	Mar. 31, 2019
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		¥ 79,222	¥ 76,755
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		48,050	40,754
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		16,568	22,976
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		14,604	13,025
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		4,098	3,901
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		3,109	2,792
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		763	838
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		226	271
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		3,058	3,256
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,160	2,332
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		738	784
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		160	140
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	[1]	58,836	58,025
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	[1]	36,021	29,734
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	[1]	14,543	20,921
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	[1]	8,272	7,370
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		13,142	11,520
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		6,752	5,884
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		451	420
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		5,939	5,216
Others [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		88	53
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		8	12
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		73	13
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		¥ 7	¥ 28

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.